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1933 Act File No. 333-155709
1940 Act File No. 811-22255

August 8, 2011

VIA EDGAR

Filing Desk
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

Re:           EGA Emerging Global Shares Trust (the “Trust”)
SEC File Nos. 333-155709 and 811-22255
Preliminary Proxy Materials

Ladies and Gentlemen:

Pursuant to the requirements of Rule 14a-6(a) under the Securities Exchange Act of 1934, as amended (the “1934 Act”), and submitted electronically via the EDGAR system, please find enclosed a Schedule 14(a) Information cover page, preliminary Notice of Special Meeting of Shareholders, proxy statement, and form of proxy card to be furnished to the shareholders of the Trust in connection with a special meeting of shareholders that is scheduled to be held on September 27, 2011.

Please direct questions or comments relating to this filing to me at the above-referenced telephone number.

                                                                                  Very truly yours,

/s/ Michael D. Mabry
    Michael D. Mabry